Lease Intangibles (Net Value of Other Intangible Assets and Amortization by Class) (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Lease intangibles	$ 12,235,417	$ 12,663,629	$ 13,845,100
Lease intangibles, net	4,498,785	5,866,534
HLF [Member]
Finite Lived Intangible Assets [Line Items]
Lease intangibles	13,383,080	13,811,291	13,845,100
Accumulated amortization	(8,884,295)	(7,944,757)	(5,829,342)
Lease intangibles, net	4,498,785	5,866,534	8,015,758
Leases, Acquired-in-Place [Member] | HLF [Member]
Finite Lived Intangible Assets [Line Items]
Lease intangibles	6,635,928	6,872,980	6,903,882
Accumulated amortization	(4,369,040)	(3,840,670)	(2,647,002)
Lease intangibles, net	2,266,888	3,032,310	4,256,880
Leasing Cost [Member] | HLF [Member]
Finite Lived Intangible Assets [Line Items]
Lease intangibles	4,622,792	4,813,951	4,816,858
Accumulated amortization	(2,849,914)	(2,517,759)	(1,766,578)
Lease intangibles, net	1,772,878	2,296,192	3,050,280
Above Market Leases [Member] | HLF [Member]
Finite Lived Intangible Assets [Line Items]
Lease intangibles	2,124,360	2,124,360	2,124,360
Accumulated amortization	(1,665,341)	(1,586,328)	(1,415,762)
Lease intangibles, net	$ 459,019	$ 538,032	$ 708,598